Net Loss Per Share of Common Stock - Schedule of Earnings Per Share Basic and Diluted (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Numerator:
Net loss	$ (185,080)	$ (5,196)	$ (32,244)
Denominator:
Basic weighted-average common shares	612,047,053	307,005,057	198,214,456
Diluted weighted-average common shares	612,047,053	307,005,057	198,214,456
Basic net loss per share	$ (0.30)	$ (0.02)	$ (0.16)
Diluted net loss per share	$ (0.30)	$ (0.02)	$ (0.16)
Anti-dilutive securities
Securities were excluded from the computation of diluted net loss per share	94,443,760	75,454,000	7,414,250
Share options and non-vested restricted stock
Anti-dilutive securities
Securities were excluded from the computation of diluted net loss per share	69,536,350	57,954,000	7,414,750
Convertible bonds
Anti-dilutive securities
Securities were excluded from the computation of diluted net loss per share	24,907,410	17,500,000